Taxation (Tables)	12 Months Ended
Mar. 31, 2026
Taxation
Schedule of income tax expense

Income tax expense	2026 €m	2025 € m	2024 € m

United Kingdom corporation tax expense:

Current year	39	59	70

Adjustments in respect of prior years	6	(8)	1

	45	51	71

Overseas current tax expense/(credit):

Current year	930	997	670

Adjustments in respect of prior years	(4)	(68)	25

	926	929	695

Total current tax expense	971	980	766

Deferred tax on origination and reversal of temporary differences:

United Kingdom deferred tax	280	(91)	(36)

Overseas deferred tax	554	1,357	(680)

Total deferred tax expense/(credit)	834	1,266	(716)

Total income tax expense	1,805	2,246	50

Schedule of tax (credited)/charged directly to other comprehensive income
Tax charged/(credited) directly to other comprehensive income

	2026 €m	2025 € m	2024 € m

Current tax	19	(1)	2

Deferred tax 1	393	49	(579)

Total tax charged/(credited) directly to other comprehensive income	412	48	(577)

Note:

1.	The amount in 2026 primarily derives from gains on our investment in AST SpaceMobile, Inc and on cashflow hedges.

Schedule of tax charged directly to equity	Tax charged directly to equity

	2026 €m	2025 € m	2024 € m

Current tax	5	4	–

Deferred tax	(17)	3	4

Total tax charged directly to equity	(12)	7	4

Schedule of factors affecting the tax expense for the year
The table below explains the differences between the expected tax expense, being the aggregate of the Group’s geographical split of profits multiplied by the relevant local tax rates and the Group’s total tax expense for each year.

	2026 €m	2025 € m	2024 € m

Continuing profit/(loss) before tax as shown in the consolidated income statement	1,864	(1,478)	1,620

Profit/(loss) at weighted average statutory tax rate	439	(729)	363

Impairment loss with no tax effect 1	–	1,361	–

Disposal of Group investments 2	85	146	174

Effect of taxation of associates and joint ventures, reported within (loss)/profit before tax	105	28	23

Previously unrecognised temporary differences and losses expected to be used in the future 3	–	–	(1,021)

Previously recognised temporary differences and losses no longer expected to be used in the future 4	358	25	–

Current year temporary differences (including losses) that are not expected to be used	60	33	84

Adjustments in respect of prior year tax liabilities	37	(108)	89

Impact of tax credits and irrecoverable taxes	97	108	147

Deferred tax on unremitted earnings and outside basis	(40)	27	1

Effect of current year changes in statutory tax rates on deferred tax balances 5	305	721	(19)

Settlement of the VISPL tax cases	–	185	–

Financing costs and similar not deductible for tax purposes	105	137	214

Revaluation of assets for tax purposes in Türkiye 6	87	128	(65)

Expenses not deductible for tax purposes	167	184	60

Income tax expense	1,805	2,246	50
Notes:

1.
The amount in 2025 includes impairment charges of
€
4,350 million and
€
165 million with respect to the Group’s investments in Germany and Romania respectively, which are permanently non-deductible
for tax purposes.

2.
The amount for 2026 includes
€
38 million of tax in relation to the
€
256 million
non-deductible
liability to settle the CLAM (See Note 29 – Contingent Liabilities). The amount for 2025 includes
€
164 million of tax in relation to the 10.33% disposal of Vantage Towers, offset by a
€
109 million credit in relation to the
non-taxable
disposal of Indus Towers reduced by
€
56 million
non-deductible
settlement of MSA obligations that resulted in the release of the secondary pledge. The amount for 2024 includes
€
110 million of tax in relation to income of the continuing Group presented in Discontinued Operations,
€
37 million in relation to the disposal of
M-Pesa
Holding Company Limited and
€
30 million in relation to the Vantage Towers disposal.

3.	The amount in 2024 includes € 1,019 million of additional losses recognised in Luxembourg.

4.
The amount in 2026 relates to the
€
358 million write-down of deferred tax assets in the Group UK tax group, reflecting an update to the Group’s assessment of the recoverability of those assets (see Deferred tax note below).

5.
The amount for 2026 includes
€
305 million in relation to the phased corporate income tax rate reduction from 2027 to 2032 in Germany. The amount for 2025 includes
€
719 million in relation to a 1% corporate income tax rate reduction in Luxembourg.

6.	The amounts for 2026, 2025 and 2024 relate to inflation adjustments in Türkiye.

Schedule of analysis of movements in net deferred tax
The table below is an analysis of movements in the net deferred tax asset balance during the year.

	2026 €m	2025 € m

1 April	18,235	19,478

Foreign exchange movements	(82)	95

Charged to the income statement	(834)	(1,266)

Charged directly to OCI	(393)	(49)

Credited / (charged) directly to equity	17	(3)

Indexation of the opening balance in respect of hyperinflation in Türkiye	(9)	(18)

Arising on acquisitions and disposals	91	(2)

31 March	17,025	18,235

Schedule of other information related to deferred taxes

	Amount credited/ (expensed) in income statement € m	Gross deferred tax asset € m	Gross deferred tax liability € m	Less amounts unrecognised € m	Net recognised deferred tax asset/ (liability) € m

Tangible assets	20	3,574	(1,419)	(408)	1,747

Intangible assets	(655)	457	(1,097)	–	(640)

Tax losses	(137)	30,081	–	(13,302)	16,779

Treasury related items	27	525	(575)	(510)	(560)

Temporary differences relating to revenue recognition	116	74	(664)	–	(590)

Temporary differences relating to leases	10	1,678	(1,473)	–	205

Other temporary differences	(215)	589	(505)	–	84

31 March 2026	(834)	36,978	(5,733)	(14,220)	17,025
Analysed in the balance sheet, after offset of balances within countries, as:

€m

Deferred tax asset	18,068

Deferred tax liability	(1,043)

31 March 2026	17,025
At 31 March 2025, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred tax
	in income	deferred	deferred tax	amounts	asset/
	statement	tax asset	liability	unrecognised	(liability)
	€ m	€ m	€ m	€ m	€ m

Tangible assets	(6)	2,831	(1,133)	–	1,698

Intangible assets	133	266	(1,036)	(3)	(773)

Tax losses	(1,256)	31,367	–	(13,843)	17,524

Treasury related items	(43)	583	(214)	(568)	(199)

Temporary differences relating to revenue recognition	(28)	83	(789)	–	(706)

Temporary differences relating to leases	(28)	1,537	(1,340)	–	197

Other temporary differences	(38)	716	(209)	(13)	494

31 March 2025	(1,266)	37,383	(4,721)	(14,427)	18,235
At 31 March 2025, analysed in the balance sheet, after offset of balances within countries, as:

€ m

Deferred tax asset	19,033

Deferred tax liability	(798)

31 March 2025	18,235

Schedule of carry forward of losses and expiration period
	$		$		$		$

31 March 2026	Expiring within 5 years € m		Expiring beyond 5 years € m		Unlimited € m		Total € m

Losses for which a deferred tax asset is recognised		96		–		75,950		76,046

Losses for which no deferred tax is recognised		104		16,010		37,885		53,999

		200		16,010		113,835		130,045

	$		$		$		$

31 March 2025	Expiring within 5 years € m		Expiring beyond 5 years € m		Unlimited € m		Total € m

Losses for which a deferred tax asset is recognised		68		–		78,045		78,113

Losses for which no deferred tax is recognised		98		15,982		40,403		56,483

		166		15,982		118,448		134,596